Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Detailed Information About Non-current Trade Receivables

(€’000)	As at 31 December,
	2019	2018
Non-current trade receivables Mesoblast license agreement	1,955	1,743
Net investment in Lease	477	—

Total Non-current Trade and Other receivables	2,432	1,743

Summary of Other Non-current Assets

(€’000)	As at 31 December,
	2019	2018
R&D Tax credit receivable	3,051	1,472

Total Non-current Grant receivables	3,051	1,472

Deposits	257	215

Total Other non-current assets	257	215